PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Summaries of prepaid expenses and other current assets are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Security deposits for lease securitization borrowings	$79	$7,935
Prepaid interest expenses	15	341
Temporary advances to employees	543	798
Prepaid rent	1,210	1,124
Prepaid other taxes	—	264
Prepaid fuel charges	516	606
Prepaid insurance expenses	465	155
Prepaid insurance	1,319	—
Deposits for inventories	6	105
Other current assets	623	873
Total	$4,776	$12,201

Prepaid insurance expenses mainly include the insurance premium of directors and officers liabilities insurances of the Company. Prepaid insurance is the amount prepaid by the Company on behalf of the customers for its insurance agency business. Other current assets mainly include short-term advances made to third parties, such as to petrol companies and to customers for insurance claims.